Short-term bank loans and other debt (Details) - USD ($)		6 Months Ended
		Jun. 30, 2015	Dec. 31, 2014	Sep. 15, 2014
Short-term Debt [Line Items]
Short-term bank loans and other debt		$ 204,924,699	$ 293,449,741
Properties under development securing short term debt		470,158	18,858,604
Land use right securing short-term bank loan		0	88,404,169
Properties held for lease securing short term debt		$ 1,502,776	$ 0
Percentage of Equity Directly Attributable to the Group		90.00%
Short-term loans weighted average interest rate		3.11%	7.62%
Restricted cash		$ 281,584,715	$ 368,874,458
Restricted deposit		$ 69,419,000	69,357,738
Changsha Xinyuan Wanzhuo Real Estate Co., Ltd. [Member]
Short-term Debt [Line Items]
Stated rate				12.00%
Percentage of Equity Directly Attributable to the Group		75.00%
Henan Wanzhuo Real Estate Co Ltd [Member]
Short-term Debt [Line Items]
Percentage of Equity Directly Attributable to the Group		100.00%
Jiantou Xinyuan [Member]
Short-term Debt [Line Items]
Percentage of Equity Directly Attributable to the Group		100.00%
Loan from China Fortune International Trust Co., Ltd [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt		$ 0	40,856,349
Loan from China Fortune International Trust Co., Ltd [Member] | Loan from China Fortune International Trust Co., Ltd Due February 25, 2015, at 11% per Annum [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt		$ 0	40,856,349
Maturity date		Feb. 25, 2015
Stated rate		11.00%
Loan from ICBC Credit Suisse Investment Management Co., Ltd. [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt		$ 0	24,513,809
Loan from ICBC Credit Suisse Investment Management Co., Ltd. [Member] | Loan from ICBC Credit Suisse Investment Management Co., Ltd. Due April 3, 2015, at 11% per Annum [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt		$ 0	24,513,809
Maturity date		Apr. 03, 2015
Stated rate		11.00%
Loan from Bridge Trust Co., Ltd [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt		$ 0	32,685,079
Loan from Bridge Trust Co., Ltd [Member] | Loan from Bridge Trust Co., Ltd Due June 24, 2015, at 12.5% per Annum [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt		$ 0	32,685,079
Maturity date		Jun. 24, 2015
Stated rate		12.50%
Loan from Shenzhen Ping'an Dahua Huitong Wealth Management Co., Ltd. [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt		$ 0	65,370,159
Loan from Shenzhen Ping'an Dahua Huitong Wealth Management Co., Ltd. [Member] | Loan from Shenzhen Ping'an Dahua Huitong Wealth Management Co., Ltd., Due August 12, 2015, at 12% per Annum [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[1]	$ 0	65,370,159
Maturity date		Aug. 12, 2015
Stated rate		12.00%
Loan from Bank of China [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt		$ 24,535,462	0
Loan from Bank of China [Member] | Loan from The Bank of China Due December 30, 2015, at 7.3% per Annum [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[2]	$ 24,535,462	0
Maturity date		Dec. 30, 2015
Stated rate		7.30%
Loan from China Minsheng Bank [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt		$ 8,669,197	0
Loan from China Minsheng Bank [Member] | Loan from China Minsheng Bank Due January 29, 2016, at 9% per Annum [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt		$ 8,669,197	0
Maturity date		Jan. 29, 2016
Stated rate		9.00%
Loan from The Bank of East Asia [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt		$ 44,999,979	35,324,345
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due February 24, 2015, at 2.80% plus 3 month LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt		$ 0	14,971,245
Maturity date		Feb. 24, 2015
Interest rate, additional rate over LIBOR		2.80%
Restricted cash			15,808,139
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due February 25, 2015, at 2.60% plus 3 month LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt		$ 0	20,353,100
Maturity date		Feb. 25, 2015
Interest rate, additional rate over LIBOR		2.60%
Restricted cash			21,511,848
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia Due November 24, 2015, at 2.60% plus 3 month LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[3]	$ 14,971,245	0
Maturity date		Nov. 24, 2015
Interest rate, additional rate over LIBOR		2.60%
Restricted cash		$ 16,150,877
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia Due November 25, 2015, at 2.60% plus 3 month LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[3]	$ 20,353,100	0
Maturity date		Nov. 25, 2015
Interest rate, additional rate over LIBOR		2.60%
Restricted cash		$ 21,957,603
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia Due June 2, 2016, at 2% plus 3 month LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[3]	$ 9,675,634	0
Maturity date		Jun. 02, 2016
Interest rate, additional rate over LIBOR		2.00%
Restricted cash		$ 10,386,679	0
Loan from Bank of China Tokyo Branch [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt		65,000,000	65,000,000
Loan from Bank of China Tokyo Branch [Member] | Loan from Bank of China Tokyo Branch, Due May 17, 2015, at 2% plus 6 month LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt		$ 0	65,000,000
Maturity date		May 17, 2015
Interest rate, additional rate over LIBOR		2.00%
Restricted deposit			69,357,738
Loan from Bank of China Tokyo Branch [Member] | Loan from Bank of China Tokyo Branch, Due October 15, 2015, at 2.03% per Annum [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[4]	$ 65,000,000	0
Maturity date		Oct. 15, 2015
Interest rate, additional rate over LIBOR		2.03%
Restricted deposit		$ 69,419,000
Industrial and Commercial Bank of China (Asia) Limited ("ICBC (Asia)") [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt		59,700,000	29,700,000
Industrial and Commercial Bank of China (Asia) Limited ("ICBC (Asia)") [Member] | Loan from Industrial and Commercial Bank of China (Asia) Limited, Due February 17, 2015, at 2.1% plus 3 month LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt		$ 0	20,000,000
Maturity date		Feb. 17, 2015
Interest rate, additional rate over LIBOR		2.10%
Restricted cash			21,572,152
Industrial and Commercial Bank of China (Asia) Limited ("ICBC (Asia)") [Member] | Loan from Industrial and Commercial Bank of China (Asia) Limited ("ICBC (Asia)"), Due August 27, 2015, at 2.1% plus 3 month LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[5]	$ 20,000,000	0
Maturity date		Aug. 27, 2015
Interest rate, additional rate over LIBOR		2.10%
Restricted cash		$ 22,275,453
Industrial and Commercial Bank of China (Asia) Limited ("ICBC (Asia)") [Member] | Loan from Industrial and Commercial Bank of China (Asia) Limited, Due March 2, 2015, at 2% plus 3 month LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt		$ 0	9,700,000
Maturity date		Mar. 02, 2015
Interest rate, additional rate over LIBOR		2.00%
Restricted cash			10,098,019
Industrial and Commercial Bank of China (Asia) Limited ("ICBC (Asia)") [Member] | Loan from Industrial and Commercial Bank of China (Asia) Limited ("ICBC (Asia)") Due September 9, 2015, at 2% plus 3 month LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[5]	$ 9,700,000	0
Maturity date		Sep. 09, 2015
Interest rate, additional rate over LIBOR		2.00%
Restricted cash		$ 10,319,615
Industrial and Commercial Bank of China (Asia) Limited ("ICBC (Asia)") [Member] | Loan from Industrial and Commercial Bank of China (Asia) Limited ("ICBC (Asia)") Due October 27, 2015, at 1.8% plus 3 month LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[5]	$ 20,000,000	0
Maturity date		Oct. 27, 2015
Interest rate, additional rate over LIBOR		1.80%
Restricted cash		$ 22,081,916	0
Industrial and Commercial Bank of China (Asia) Limited ("ICBC (Asia)") [Member] | Loan from Industrial and Commercial Bank of China (Asia) Limited ("ICBC (Asia)") Due May 18, 2016, at 2% plus 3 month LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[5]	$ 10,000,000	0
Maturity date		May 18, 2016
Interest rate, additional rate over LIBOR		2.00%
Restricted cash		$ 11,449,882	0
Loan from Bank of China International Limited [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt		2,020,061	0
Loan from Bank of China International Limited [Member] | Loan from Bank of China International Limited Due July 2, 2015, at 1.87% per Annum [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt		$ 2,020,061	$ 0
Maturity date		Jul. 02, 2015
Stated rate		1.87%

[1]	Pursuant to the agreements with Shenzhen Ping'an Dahua Huitong Wealth Management Co., Ltd. entered into on November 12, 2014, which was designated as the lender by Lianxin, the non-controlling shareholder of Changsha Wanzhuo, this other short-term debt is secured by the Group's 75% equity interest in Changsha Wanzhuo and the Group's land use rights. This other short-term debt was paid in full in May, 2015.
[2]	Pursuant to the loan contracts, the short-term loan amounting to US$24,535,462 (December 31, 2014: nil) is secured by the 100% equity interests in Henan Wanzhuo and Jiantou Xinyuan, respectively.
[3]	Pursuant to the loan contract with The Bank of East Asia, these three loans from The Bank of East Asia, amounting to US$15.0 million, US$20.4 million and US$9.7 million, respectively, are denominated in US$ and are secured by the deposits of US$16,150,877 (December 31, 2014: US$15,808,139), US$21,957,603 (December 31, 2014: US$21,511,848) and US$10,386,679 (December 31, 2014: nil), respectively. Such deposits are classified as restricted cash on the consolidated balance sheets as of June 30, 2015.
[4]	Pursuant to the loan contract with Bank of China Tokyo Branch , this short-term loan amounting to US$65.0 million, is denominated in US$ and is secured by the deposit of US$69,419,000 (December 31, 2014: US$69,357,738). This deposit is classified as restricted deposit on the consolidated balance sheets as June 30, 2015.
[5]	Pursuant to the loan contract with ICBC (Asia), these four loans from ICBC (Asia), amounting to US$20.0 million, US$9.7 million, US$20.0 million and US$10.0 million, respectively, are denominated in US$ and are secured by the deposits of US$22,275,453 (December 31, 2014: US$21,572,152) and US$10,319,615 (December 31, 2014: US$10,098,019), US$22,081,916 (December 31, 2014: nil) and cash of US$11,449,882 (December 31, 2014: nil), respectively. Such deposits are classified as restricted cash on the consolidated balance sheets as of June 30, 2015.